Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents	5. CASH AND CASH EQUIVALENTS
	As of December 31,
	2017	2018
Cash	$131,407	$68,719
Cash equivalents	562,800	116,456
Total	$694,207	$185,175